INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Contributions Payable [Line Items]
Capital contributions payable	$ 169,974	$ 169,974
Series Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Ten [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Eleven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twelve [Member]
Contributions Payable [Line Items]
Capital contributions payable	9,241	9,241
Series Fourteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 160,733	$ 160,733